                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
    Money Market Funds
    2002 SEMI-ANNUAL REPORT


[LOGO] AIG SunAmerica
        Mutual Funds

                        Table of Contents

                    MONEY MARKET REVIEW AND OUTLOOK....   2
                    STATEMENT OF ASSETS AND LIABILITIES   4
                    STATEMENT OF OPERATIONS............   5
                    STATEMENT OF CHANGES IN NET ASSETS.   6
                    FINANCIAL HIGHLIGHTS...............   7
                    PORTFOLIO OF INVESTMENTS...........   9
                    NOTES TO FINANCIAL STATEMENTS......  13

           June 30, 2002                                   SEMIANNUAL REPORT

Dear Shareholders:

   We are pleased to present you with this semiannual report for the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund. The reporting period for both funds began January 1, 2002 and ended June 30, 2002.

   Since the outset of 2002, interest rates have remained low with the Federal Reserve opting to leave the federal funds rate unchanged at 1.75%, its lowest rate in four decades. According to Federal Reserve Chairman Alan Greenspan, this decision was based on uncertainties originating in the U.S. as well as abroad.

   For the week ended July 2, 2002, the Investment Company Institute, a leading trade organization for the mutual fund industry, reported that assets in retail money market funds totaled $1.041 trillion. Taxable money market funds in the retail category held assets of $853.03 billion, while tax-exempt funds in this category held $188.11 billion.

   During the semiannual period, we maintained a conservative investment policy with respect to SunAmerica's money market funds--one which proved extremely sound. Throughout this period, the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund portfolios have held many of the highest quality cash equivalent securities available. While owning highly rated securities necessitated a tradeoff evidenced in lower yields, our paramount goal has been to preserve principal.*

   We will continue to maintain a conservative investment strategy until we see a clear signal indicating that the markets are improving. As always, we thank you for investing in our family of funds. We value your confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President
AIG SunAmerica Mutual Funds

--------
*Past performance is no guarantee of future results.

        SunAmerica Money Market Fund


Michael Cheah, Portfolio Manager
AIG SunAmerica Asset Management

   The market's direction over the past six months has vindicated our early 2002 decision to manage the SunAmerica Money Market Fund with great caution. During the period from January 1, 2002 to June 30, 2002, we invested exclusively in government agency securities and asset-backed commercial paper, while avoiding all single-name corporate credits.

   At the beginning of the reporting period, there was widespread optimism regarding the United States' economic recovery. Correspondingly, the market anticipated that the Fed would raise interest rates near-term and priced this expectation into securities across the board. Our portfolio management team, however, remained convinced that the initial signs of economic rebound, which began to emerge in November of 2001, would not prove sustainable. Our skepticism was based on the fact that in previous recessions consumer demand remained pent up until the slowdown ended. Typically, as recovery commenced, broad-based spending reinvigorated the economy. In this case, however, consumer demand was prematurely driven by 0% auto financing as well as historically low interest rates, which led to a remarkable volume of home purchases.

   Given our doubts about a true recovery, we maintained maturities in your portfolio of 8 to 10 days longer than the Fund's benchmark, the Donaghue Average. Towards the end of the reporting period, corporate accounting scandals caused equity valuations to decline precipitously, and the market reversed expectations that the Fed would raise interest rates. We responded by purchasing cash equivalent securities with maturities very close to the benchmark.

   While we have taken a conservative approach to credit risk through purchasing extremely high-quality government agency and asset-backed commercial paper, we have taken an aggressive approach in terms of forecasting the direction of interest rates. This two-pronged strategy enabled us to maximize safety, while simultaneously gaining yield by correctly forecasting the direction of the market. While we lose some yield by virtue of investing in the highest quality cash equivalent paper available, we have succeeded at more than offsetting some of these reductions by actively pursuing attractive interest rate opportunities. Going forward, we will continue to remain extremely cautious with respect to the purchase and positioning of the Fund's assets, particularly until we are fully convinced that effective leadership has satisfactorily clarified the corporate accounting process.*

--------
*Past performance is no guarantee of future results.

        SunAmerica Municipal Money Market Fund


Hutch Bryan, Portfolio Manager
American International Group Global Investment Corp.

   During the period from January 1, 2002 to June 30, 2002, the federal funds rate remained unchanged at 1.75%, its lowest rate in four decades. While record low interest rates have held down yields on money market funds, the securities in this Fund remain the highest rated municipal short-term issues available.

   The BMA Municipal Bond Index, which serves as a performance barometer for the municipal money fund market, is comprised of more than 10,000 high grade tax-exempt variable demand notes maturing in seven days. During the past six months, the yield for this index averaged 1.35%. Over 2001, it averaged 2.63%.

   The past six months brought continuing geopolitical risks related to terrorism and a stock market beleaguered by weak earnings. Corporate malfeasance also played a large and unexpected role in stalling economic recovery.

   Given the present uncertainty surrounding financial markets, we anticipate that the Federal Reserve will maintain the federal funds rate at its current level through the end of 2002. In light of these conditions, our present investment strategy involves keeping the weighted average maturity of the assets in the Fund relatively short.

   Over the past six months, the average maturity of our holdings has been between approximately 30 and 40 days. As interest rates rise in the future, we will extend those maturities further out to pick up additional yield.

   Corporate and individual tax payments due respectively in March and April of every year typically lower overall demand for municipal money market instruments during these months. However, this year's tax season provided us with an additional advantage. When the BMA Municipal Bond Index surged to 1.68% during April of this year, we seized the opportunity to capture additional yield by investing approximately 25% of the portfolio's assets in short-term notes and bonds. Thus, we were able to take advantage of low demand coupled with an upward spike in yields to benefit the portfolio. As with all of the bonds and notes held within the Fund, these securities are rated P1 or A1, signifying short-term municipal securities of the highest quality. In addition to holding top caliber securities, the municipal notes and bonds held within this portfolio are extremely liquid, providing us with considerable investment flexibility.

   Going forward, the portfolio will continue to hold approximately 75% of its total assets in seven day tax-exempt variable rate demand notes. The other 25% of the portfolio will be comprised of municipal notes and bonds maturing inside of one year. As we have in the past, we will continue to place emphasis on the quality of the portfolio's holdings, while utilizing every window of opportunity to augment the portfolio's overall yield.

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2002 -- (unaudited)
--------------------------------------------------------------------------------

                                                       Money
                                                       Market     Municipal Money
                                                        Fund        Market Fund
                                                   -------------- ---------------
ASSETS:
Investment securities, at value*.................. $1,173,977,111 $    6,740,038
Receivables for fund shares sold..................     27,174,093            399
Interest receivable...............................      1,246,111         18,044
Due from advisor..................................          3,352         40,870
Prepaid expenses..................................          6,960             --
                                                   -------------- --------------
 Total assets.....................................  1,202,407,627      6,799,351
                                                   -------------- --------------
LIABILITIES:
Payables for fund shares repurchased..............     30,448,073             --
Accrued expenses..................................        488,414         17,826
Investment advisory and management fees payable...        456,521          1,918
Distribution and service fees payable.............        191,341          2,589
Dividends payable.................................          7,792             83
Due to custodian..................................        649,311          2,291
                                                   -------------- --------------
 Total liabilities................................     32,241,452         24,707
                                                   -------------- --------------
   Net assets..................................... $1,170,166,175 $    6,774,644
                                                   ============== ==============
NET ASSETS WERE COMPOSED OF:
Common stock, $.001 par value (10 billion shares
 authorized)...................................... $    1,170,174 $        6,772
Additional paid-in capital........................  1,168,902,453      6,765,065
                                                   -------------- --------------
                                                    1,170,072,627      6,771,837
Undistributed net investment income...............         93,548          2,807
                                                   -------------- --------------
   Net assets..................................... $1,170,166,175 $    6,774,644
                                                   ============== ==============
Class A:
Net assets........................................ $1,077,927,517 $    3,865,950
Shares outstanding................................  1,077,931,869      3,864,011
Net asset value................................... $         1.00 $         1.00
                                                   ============== ==============
Class B:
Net assets........................................ $   56,346,087 $    2,724,804
Shares outstanding................................     56,346,671      2,723,805
Net asset value................................... $         1.00 $         1.00
                                                   ============== ==============
Class II:
Net assets........................................ $   27,354,422 $      183,890
Shares outstanding................................     27,354,868        183,880
Net asset value................................... $         1.00 $         1.00
                                                   ============== ==============
Class I:
Net assets........................................ $    8,538,149 $           --
Shares outstanding................................      8,540,414             --
Net asset value................................... $         1.00 $           --
                                                   ============== ==============

*Amortized cost of investments.................... $1,173,977,111 $    6,740,038
                                                   ============== ==============

See Notes to Financial Statements.

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2002 -- (unaudited)


                                                          Money Market Municipal Money
                                                              Fund       Market Fund
                                                          ------------ ---------------
NET INVESTMENT INCOME:
Interest................................................. $12,183,220    $    54,409
                                                          -----------    -----------
EXPENSES:
Investment advisory and management fees..................   2,776,406         11,457
Transfer agent and shareholder servicing fees -- Class A.   1,297,603          5,632
Transfer agent and shareholder servicing fees -- Class B.      58,882          3,922
Transfer agent and shareholder servicing fees -- Class II      35,499          1,244
Transfer agent and shareholder servicing fees -- Class I.      11,780             --
Service fees -- Class A..................................     811,002          2,816
Distribution and service fees -- Class B.................     220,808         11,765
Distribution and service fees -- Class II................     133,121            800
Custodian fees...........................................      72,414         22,951
Registration fees -- Class A.............................      54,067          4,693
Registration fees -- Class B.............................       7,360          4,575
Registration fees -- Class II............................       5,916          5,334
Registration fees -- Class I.............................       5,890             --
Printing expense.........................................      69,685          1,810
Directors' fees..........................................      32,860            417
Audit and tax consulting fees............................      13,575         12,670
Legal fees...............................................      11,765            906
Insurance expense........................................       2,387             --
Miscellaneous expenses...................................       7,056            917
                                                          -----------    -----------
                                                            5,628,076         91,909
                                                          -----------    -----------
   Less: expense offset and reimbursement................     (20,562)       (59,249)
                                                          -----------    -----------
   Net expenses..........................................   5,607,514         32,660
                                                          -----------    -----------
Net investment income....................................   6,575,706         21,749
                                                          -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..... $ 6,575,706    $    21,749
                                                          ===========    ===========

See Notes to Financial Statements.

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS


                                                      Money Market Fund
                                              --------------------------------
                                                For the six
                                               months ended        For the
                                               June 30, 2002     year ended
                                                (unaudited)   December 31, 2001
                                              --------------  -----------------
INCREASE IN NET ASSETS
Operations:
  Net investment income...................... $    6,575,706   $   35,086,626
  Net realized gain (loss) on investments
   (Note 4)..................................             --       (2,300,000)
  Net increase from payment by affiliate
   resulting from net losses realized on the
   disposal of investments not meeting the
   investment guidelines of the fund
   (Note 4)..................................             --        2,300,000
                                              --------------   --------------
Net increase in net assets resulting from
 operations.................................. $    6,575,706   $   35,086,626

Dividends and distributions to shareholders
 from:
  Net investment income--Class A.............     (6,437,765)     (33,720,123)
  Net investment income--Class B.............       (102,334)        (897,091)
  Net investment income--Class II**..........        (59,447)        (380,162)
  Net investment income--Class I.............        (50,775)         (16,203)
                                              --------------   --------------
Total dividends and distributions to
 shareholders................................     (6,650,321)     (35,013,579)
                                              --------------   --------------
Increase (decrease) in net assets from
 capital share transactions (Note 5).........    (14,134,513)     178,062,841
                                              --------------   --------------
Total increase (decrease) in net assets......    (14,209,128)     178,135,888
                                              ==============   ==============

Net Assets:
Beginning of period..........................  1,184,375,303    1,006,239,415
                                              --------------   --------------
End of period+............................... $1,170,166,175   $1,184,375,303
                                              ==============   ==============
+ Includes undistributed net investment
 income...................................... $       93,548   $      168,163
                                              ==============   ==============

                                                            Municipal Money Market Fund
                                              ------------------------------------------------------
                                              For the six months
                                                    ended        For the two months      For the
                                                June 30, 2002          ended           year ended
                                                 (unaudited)     December 31, 2001* October 31, 2001*
                                              ------------------ ------------------ -----------------
INCREASE IN NET ASSETS
Operations:
  Net investment income......................     $   21,749         $   11,912        $  167,152
  Net realized gain (loss) on investments
   (Note 4)..................................             --                 --             6,100
  Net increase from payment by affiliate
   resulting from net losses realized on the
   disposal of investments not meeting the
   investment guidelines of the fund
   (Note 4)..................................             --                 --                --
                                                  ----------         ----------        ----------
Net increase in net assets resulting from
 operations..................................     $   21,749         $   11,912        $  173,252

Dividends and distributions to shareholders
 from:
  Net investment income--Class A.............        (20,413)            (8,153)         (100,073)
  Net investment income--Class B.............         (4,345)            (3,550)          (63,903)
  Net investment income--Class II**..........           (284)              (209)           (3,176)
  Net investment income--Class I.............             --                 --                --
                                                  ----------         ----------        ----------
Total dividends and distributions to
 shareholders................................        (25,042)           (11,912)         (167,152)
                                                  ----------         ----------        ----------
Increase (decrease) in net assets from
 capital share transactions (Note 5).........        136,148            (79,010)         (622,220)
                                                  ----------         ----------        ----------
Total increase (decrease) in net assets......        132,855            (79,010)         (616,120)
                                                  ==========         ==========        ==========

Net Assets:
Beginning of period..........................      6,641,789          6,720,799         7,336,919
                                                  ----------         ----------        ----------
End of period+...............................     $6,774,644         $6,641,789        $6,720,799
                                                  ==========         ==========        ==========
+ Includes undistributed net investment
 income......................................     $    2,807         $    6,100        $       --
                                                  ==========         ==========        ==========

 * See Note 7.
** For the Municipal Money Market Fund, formerly the North American Municipal
   Money Market Fund, the Class C shares were converted to Class II shares on November 16, 2001.

See Notes to Financial Statements.

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                           MONEY MARKET FUND
                                              -----------------
                                                                                  Ratio of      Ratio of
                        Net                           Net                         expenses        net
                       Asset              Dividends  Asset            Net Assets     to        investment
                       Value      Net      from net  Value              end of    average      income to
                     beginning investment investment end of   Total     period      net         average
    Period Ended     of period   income     income   period Return(1)  (000's)     assets      net assets
-------------------- --------- ---------- ---------- ------ --------- ---------- --------      ----------

                                                Class A
                                                   -------
12/31/97............  $1.000     $0.047    $(0.047)  $1.000   4.82%   $  511,908   0.98%(2)       4.73%(2)
12/31/98............   1.000      0.047     (0.047)   1.000   4.80       687,801   0.95(2)        4.70(2)
12/31/99............   1.000      0.044     (0.044)   1.000   4.44       881,223   0.95(2)        4.36(2)
12/31/00............   1.000      0.054     (0.054)   1.000   5.57       971,137   0.95           5.47
12/31/01............   1.000      0.034     (0.034)   1.000   3.45     1,087,329   0.93           4.04
06/30/02(6).........   1.000      0.006     (0.006)   1.000   0.59     1,077,928   0.91(3)        1.18(3)

                                                Class B
                                                   -------
12/31/97............  $1.000     $0.040    $(0.040)  $1.000   4.03%   $   28,391   1.74%(2)       3.95%(2)
12/31/98............   1.000      0.039     (0.039)   1.000   3.96        34,828   1.75(2)        3.88(2)
12/31/99............   1.000      0.035     (0.035)   1.000   3.59        35,103   1.75(2)        3.53(2)
12/31/00............   1.000      0.046     (0.046)   1.000   4.72        24,090   1.76           4.62
12/31/01............   1.000      0.025     (0.025)   1.000   2.57        55,066   1.75           3.76
06/30/02(6).........   1.000      0.002     (0.002)   1.000   0.20        56,346   1.68(3)        0.41(3)

                                               Class II
                                                  --------
10/2/97-12/31/97(4).  $1.000     $0.010    $(0.010)  $1.000   1.00%   $      402   1.75%(3)(5)    4.01%(3)(5)
12/31/98............   1.000      0.039     (0.039)   1.000   3.94         1,433   1.75(5)        3.83(5)
12/31/99............   1.000      0.035     (0.035)   1.000   3.57         8,235   1.61           3.59
12/31/00............   1.000      0.046     (0.046)   1.000   4.73        11,012   1.75(5)        4.67(5)
12/31/01............   1.000      0.026     (0.026)   1.000   2.63        33,644   1.69(5)        3.51(5)
06/30/02(6).........   1.000      0.002     (0.002)   1.000   0.20        27,354   1.69(3)        0.39(3)(5)

                                                Class I
                                                   -------
11/16/01-12/31/01(4)  $1.000     $0.002    $(0.002)  $1.000   0.20%   $    8,336   0.80%(3)(5)    0.84%(3)
06/30/02(6).........   1.000      0.006     (0.006)   1.000   0.64         8,538   0.80(3)(5)     1.28(3)(5)

--------
 *Commencement of Operations.
(1)Total return is not annualized and does not reflect sales load.
(2)Net of transfer agent expense credits of:

                               12/31/97 12/31/98 12/31/99
                               -------- -------- --------
                       Class A   0.02%    0.03%    0.01%
                       Class B   0.02%    0.01%      --

(3)Annualized
(4)Commencement of sale of respective class of shares
(5)Net of the following expense reimbursements (based on average net assets):

                    12/31/97 12/31/98 12/31/00 12/31/01 6/30/02(3)(6)
                    -------- -------- -------- -------- -------------
           Class II   4.74%    2.55%    0.18%    0.05%        --%
           Class I.     --       --       --     0.24       0.17

(6)Unaudited
See Notes to Financial Statements.

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS


                                     MUNICIPAL MONEY MARKET
                                              FUND
                                        ----------------------
                                                                                              Ratio of
                                                                                Ratio of        net
                          Net                           Net               Net   expenses     investment
                         Asset              Dividends  Asset            Assets     to        income to
                         Value      Net      from net  Value            end of   average      average
                       beginning investment investment end of   Total   period     net          net
     Period Ended      of period   income     income   period Return(1) (000's) assets(3)    assets(3)
---------------------- --------- ---------- ---------- ------ --------- ------- ---------    ----------

                                            Class A
                                                -------
10/31/99(4)...........  $1.000     $0.020    $(0.020)  $1.000   2.18%   $3,651    1.05%         2.18%
10/31/00(4)...........   1.000      0.030     (0.030)   1.000   3.06     4,452    0.97          3.03
10/31/01(4)...........   1.000      0.020     (0.020)   1.000   2.39     3,972    0.78          2.39
11/1/01-12/31/01(4)(5)   1.000      0.013     (0.013)   1.000   2.05     3,829    0.62(2)       1.71(2)
06/30/02(6)...........   1.000      0.005     (0.005)   1.000   0.54     3,866    0.68(2)       0.99(2)

                                            Class B
                                                -------
10/31/99(4)...........  $1.000     $0.010    $(0.010)  $1.000   1.42%   $2,841    1.80%         1.42%
10/31/00(4)...........   1.000      0.030     (0.030)   1.000   2.48     2,777    1.54          2.44
10/31/01(4)...........   1.000      0.020     (0.020)   1.000   2.39     2,613    0.78          2.38
11/1/01-12/31/01(4)(5)   1.000      0.008     (0.008)   1.000   1.97     2,618    1.13(2)(5)    1.27(2)
06/30/02(6)...........   1.000      0.001     (0.001)   1.000   0.16     2,725    1.43(2)       0.23(2)

                                           Class II
                                               --------
08/10/00*-10/31/00(4).  $1.000     $0.010    $(0.010)  $1.000   0.71%   $  108    0.75%         2.78%
10/31/01(4)...........   1.000      0.020     (0.020)   1.000   2.40       136    0.78          2.33
11/1/01-12/31/01(4)(5)   1.000      0.008     (0.008)   1.000   1.97       195    1.15(2)       1.14(2)
06/30/02(6)...........   1.000      0.001     (0.001)   1.000   0.16       184    1.43(2)       0.22(2)

--------
 *Commencement of Operations.
(1)Total return is not annualized and does not reflect sales load.
(2)Annualized
(3)Net of the following expense reimbursements (based on average net assets):

                10/31/99 10/31/00  10/31/01 12/31/01(2)(5) 06/30/02(2)(6)
                -------- --------  -------- -------------- --------------
       Class A.   0.84%    0.47%     1.18%           2.51%          1.58%
       Class B.   0.89     0.46      1.18             2.59           1.68
       Class II     --     0.41(2)   1.18             7.84           8.43

(4)The financial information for the periods prior to November 16, 2001 reflects the financial information for the North American Municipal Money Market Fund. See Note 7.
(5)Information presented for two month period. See Note 7.
(6)Unaudited
See Notes to Financial Statements.

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2002 -- (unaudited)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount                                     Value
              Security Description                (in thousands)   Rate**       Maturity        (Note 2)
-----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 53.1%
ABSC Capital Corp................................    $ 50,000    1.80-1.85% 7/08/02-9/09/02  $   49,907,053
Amstel Funding Corp..............................      50,000    1.81-2.02  7/01/02-11/15/02     49,875,969
Atlantis One Funding Corp........................      10,000       1.90        7/26/02           9,986,806
Barton Capital Corp..............................      30,000       1.78    7/01/02-7/02/02      29,999,258
Delaware Funding Corp............................      45,000       1.78    7/02/02-7/12/02      44,985,908
Dorada Finance, Inc..............................      15,000       1.79        7/25/02          15,000,000
Edison Asset Securitization LLC..................      46,328    1.96-2.00  7/01/02-12/04/02     46,114,288
Giro Funding Corp................................      45,000    1.80-1.81  8/08/02-9/13/02      44,884,325
Govco., Inc......................................      30,000    1.80-1.85  7/17/02-8/02/02      29,963,667
Greyhawk Capital Corp............................      30,000    1.78-2.10  7/25/02-10/08/02     29,895,575
Kitty Hawk Funding Corp..........................      15,000       1.98        12/02/02         14,872,950
Quincy Capital Corp..............................      15,000       1.81        8/01/02          14,976,621
Sheffield Receivables Corp.......................      45,000    1.77-1.80  7/01/02-7/22/02      44,983,508
Sigma Finance Corp.+.............................      30,000       1.81    7/12/02-7/25/02      30,000,000
Silver Tower US Funding LLC......................      15,000       2.14        10/09/02         14,910,833
Sunflowers Funding Corp..........................      45,000    1.80-1.81  7/08/02-8/02/02      44,965,367
Surrey Funding Corp..............................      30,000       1.80    7/01/02-8/13/02      29,967,750
Tulip Funding Corp...............................      26,274    1.78-1.80  7/17/02-7/24/02      26,249,168
Windmill Funding Corp............................      50,000    1.78-1.85  7/01/02-7/18/02      49,982,058
                                                                                             --------------
Total Commercial Paper
  (amortized cost $621,521,104)..................                                               621,521,104
                                                                                             --------------
GOVERNMENT AGENCIES -- 33.2%
Agency for International Development Panama+.....       3,576       2.25        7/02/02           3,592,353
Federal Home Loan Bank...........................      70,000    1.84-2.50  7/03/02-10/01/02     69,953,935
Federal Home Loan Mortgage Corp..................     150,205    1.70-3.33  7/02/02-12/05/02    144,929,716
Federal Home Loan Mortgage Corp.+................      14,605       6.63        8/15/02          14,689,716
Federal National Mortgage Association+...........      15,000       1.93        7/23/02          15,000,000
Federal National Mortgage Association............     125,000    1.74-6.25  7/03/02-2/07/03     124,193,488
Inter-America Development Bank+..................       6,000       6.13        10/04/02          6,059,921
Student Loan Marketing Association+..............      10,000       2.06        7/03/02          10,000,000
                                                                                             --------------
Total Government Agencies
  (amortized cost $388,419,129)..................                                               388,419,129
                                                                                             --------------
MEDIUM TERM NOTES -- 3.2%
Goldman Sachs & Co.+.............................       8,000       2.14        7/12/02           8,000,000
K2 (USA) LLC+....................................      30,000    1.82-1.96  7/08/02-8/29/02      29,967,878
                                                                                             --------------
Total Medium Term Notes
  (amortized cost $37,967,878)...................                                                37,967,878
                                                                                             --------------
TAXABLE MUNICIPAL MEDIUM TERM NOTES -- 3.0%
California Pollution Control Financing Authority+       6,500       1.86        7/03/02           6,500,000
Illinois Student Assistance Corp.+...............      21,000    1.87-1.90      7/03/02          21,000,000
Texas State Veteran Housing+.....................       7,415       1.90        7/03/02           7,415,000
                                                                                             --------------
Total Taxable Municipal Medium Term Notes
   (amortized cost $34,915,000)..................                                                34,915,000
                                                                                             --------------
Total Investment Securities
   (amortized cost $1,082,823,111)...............                                             1,082,823,111
                                                                                             ==============

See Notes to Financial Statements.

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2002 -- (unaudited) (continued)
--------------------------------------------------------------------------------

                                  Principal
                                    Amount                         Value
     Security Description       (in thousands) Rate** Maturity    (Note 2)
 -----------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 7.8%
 UBS Warburg LLC Joint
  Repurchase
  Agreement (amortized cost
  $91,154,000) (See Note 2)....    $91,154      1.90% 7/01/02  $   91,154,000
                                                               --------------
 TOTAL INVESTMENTS
  (amortized cost
    $1,173,977,111*)...........      100.3%                     1,173,977,111
 Liabilities in excess of
  other assets.................       (0.3)%                       (3,810,936)
                                   -------                     --------------
 NET ASSETS....................      100.0%                    $1,170,166,175
                                   =======                     ==============

--------
* At June 30, 2002, the cost of securities for Federal income tax purposes was the same for book purposes.
** Rates shown are rates in effect as of June 30, 2002.
+  Variable rate security; maturity date reflects the next reset date.

    Portfolio breakdown as a percentage of net assets (excluding Repurchase
                           Agreements) by industry@

            Government Agencies        33.2%  Finance           4.8%
            Securities Holding Company 23.5   Loan Receivables  3.4
            Trade and Term Receivables 15.7   Municipalities    3.0
                                                               ----
            Receivable Company          8.9                    92.5%
                                                               ====

@ As grouped by Moody's Investors Service Global Short Term Market Record.

See Notes to Financial Statements.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2002 -- (unaudited)
--------------------------------------------------------------------------------

                                           Principal
                                             Amount                     Value
         Security Description            (in thousands) Rate  Maturity (Note 2)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 99.5%
Arizona -- 7.3%
 Arizona Health Facilities Authority+...      $200      1.36% 7/03/02  $200,000
 Maricopa County Industrial Authority+..       300      1.50  7/04/02   300,000
                                                                       --------
                                                                        500,000
                                                                       --------
Idaho -- 2.9%
 Idaho St. University Foundation, Inc. +       200      1.30  7/04/02   200,000
                                                                       --------
Illinois -- 8.9%
 Illinois Health Facilities Authority+..       300      1.30  7/04/02   300,000
 Sauget Illinois Pollution Control+.....       300      1.35  7/03/02   300,000
                                                                       --------
                                                                        600,000
                                                                       --------
Indiana -- 8.9%
 Indiana Secondary Market Educational+..       300      1.25  7/03/02   300,000
 Marion Indiana Economic Development+...       300      1.30  7/03/02   300,000
                                                                       --------
                                                                        600,000
                                                                       --------
Iowa -- 3.7%
 Storm Lake Iowa Higher Education
   Facilities+..........................       250      1.55  7/04/02   250,000
                                                                       --------
Kentucky -- 7.4%
 Breckinridge County Kentucky Lease
   Program+.............................       300      1.36  7/03/02   300,350
 Kenton County Kentucky Airport Board+..       200      1.30  7/03/02   200,000
                                                                       --------
                                                                        500,350
                                                                       --------
Maine -- 4.4%
 Maine State Housing Authority+.........       300      1.30  7/03/02   300,000
                                                                       --------
Michigan -- 4.1%
 Michigan State Strategic Fund+.........       275      1.40  7/03/02   275,000
                                                                       --------
Missouri -- 7.4%
 Missouri Higher Education Loan+........       300      1.40  7/03/02   300,000
 Missouri State Health and Educational
   Facilities Authority+................       200      1.85  7/01/02   200,094
                                                                       --------
                                                                        500,094
                                                                       --------
North Carolina -- 4.4%
 Durham North Carolina+.................       300      1.30  7/04/02   300,049
                                                                       --------
Ohio -- 3.7%
 Franklin County Ohio Industrial
   Development+.........................       250      1.65  7/01/02   250,000
                                                                       --------
Pennsylvania -- 7.4%
 Delaware Valley Pennsylvania Regional
   Finance Authority+...................       300      1.25  7/03/02   300,000
 Philadelphia Pennsylvania Authority
   for Industrial Development+..........       200      1.20  7/03/03   200,000
                                                                       --------
                                                                        500,000
                                                                       --------
South Carolina -- 4.4%
 South Carolina Educational Facilities
   Authority+...........................       300      1.25  7/04/02   300,000
                                                                       --------

See Notes to Financial Statements.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2002 -- (unaudited) (continued)
--------------------------------------------------------------------------------

                                Principal
                                  Amount
                              (in thousands)                  Value
         Security Description    /Shares     Rate  Maturity  (Note 2)
         -------------------------------------------------------------
         SHORT-TERM
          INVESTMENTS
          (continued)
         Tennessee -- 2.9%
          Metropolitan
            Government
            Nashville and
            Davidson County,
            Tennessee
            Industrial
            Development
            Revenue+.........    $   200     1.53% 7/01/02  $  200,000
                                                            ----------
         Texas -- 12.0%
          College Station
            Texas Improvement        300     6.25  2/15/03     307,838
          Garland Texas Tax
            & Revenue........        300     3.75  2/15/03     303,051
          North Texas Higher
            Education
            Authority+.......        200     1.30  7/03/02     200,000
                                                            ----------
                                                               810,889
                                                            ----------
         Washington -- 4.4%
          Port of Seattle
            Industrial
            Development+.....        300     1.35  7/03/02     300,000
                                                            ----------
         Wisconsin -- 3.5%
          Wisconsin Housing
            & Economic
            Development......        235     2.10  3/01/03     235,194
                                                            ----------
         Wyoming -- 1.5%
          Lincoln County
            Wyoming
            Pollution
            Control+.........        100     1.75  7/01/02     100,000
                                                            ----------
         Other -- 0.3%
          SSgA Municipal
            Money Market Fund     18,462      --     --         18,462
                                                            ----------
         TOTAL INVESTMENTS --
          (cost $6,740,038)..       99.5%                    6,740,038
         Other assets less
          liabilities........        0.5                        34,606
                                 -------                    ----------
         NET ASSETS --             100.0%                   $6,774,644
                                 =======                    ==========

--------
+  Variable rate security; maturity date reflects the next reset date.



See Notes to Financial Statements.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited)
--------------------------------------------------------------------------------

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Trust") is an open-end diversified management investment company organized as a Maryland Corporation. Effective November 16, 2001, the North American Money Market Fund merged into the SunAmerica Money Market Fund. Additionally, the North American Municipal Money Market Fund reorganized into the Trust, as the SunAmerica Municipal Money Market Fund. Thus, the Trust consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high quality money market instruments.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund," formerly North American Municipal Money Market Fund) seeks liquidity, protection of capital and current income through investments in short-term money market securities that are exempt from regular federal income taxation.

   The Money Market Fund currently offers four classes of shares: Class A, Class B, Class II and Class I. The Municipal Money Market Fund currently offers three classes of shares: Class A, Class B and Class II. The classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are sold with no front-end sales charges.
                    Contingent deferred sales charges ("CDSC") are imposed on Class A shares when shares are sold within two years of purchase. A 1.00% CDCS is imposed on shares sold within one year of original purchase; a 0.50% CDCS is charged on shares sold after the first year and within the second year after purchase.

   Class B shares-- Class B shares are offered at the next determined net asset value per share, without any initial sales charge. A declining contingent deferred sales charge ("CDSC") may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time are no longer subject to a distribution fee.

  Class II shares-- Class II shares are sold with a front-end sales charge of
                    1.00% at the next determined net asset value per share. Certain redemptions made within 18 months of the date of purchase are subject to a contingent deferred sales charge.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited)
        (continued)
--------------------------------------------------------------------------------


   Class I shares-- Class I shares are offered exclusively to certain institutions and have no front-end or contingent deferred sales charges.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B, and Class II shares of each Fund has its own 12b-1 plan, which allows for distributions and account maintenance and service fees.

Note 2. Significant Accounting Policies

   The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value including accrued interest is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

   As of June 30, 2002 the Money Market Fund had a 45.6% undivided interest, which represents $91,154,000 in principal amount, in a repurchase agreement in a joint account with other SunAmerica managed funds. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   UBS Warburg LLC Repurchase Agreement, 1.90% dated 6/28/02 in the principal amount of $200,000,000, repurchase price $200,031,667 due 7/1/02, collateralized by $100,000,000 of U.S. Treasury Bonds, 8.88% due 8/15/17, $3,281,000 of U.S. Treasury Bonds, 8.75% due 8/15/20 and $50,000,000 of U.S.
   Treasury Bonds, 7.25% due 8/15/22, which together have an approximate market value of $204,002,191.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited)
        (continued)
------------------------------------------------------------------------------


   Securities Transactions, Investment Income and Distributions to
   Shareholders: Securities transactions are recorded as of the trade date. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Dividends from net investment income are declared daily and paid monthly.

   Use of Estimates in Financial Statement Preparation: The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Federal Income Taxes: It is the Funds' policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income or excise tax provisions are required. Each Fund is treated as a separate taxpayer for Federal Income Tax purposes.

   To the extent that capital loss carryforwards are utilized to offset future net realized gains on securities transactions, the gain, so offset will not be distributed to the shareholders, to the extent provided by the regulations. For the year ended December 31, 2001, the Money Market Fund utilized a capital loss carryforward of $43,879.

   All dividends paid by the Money Market Fund during the year ended December 31, 2001 were taxable to shareholders as ordinary dividends. All dividends paid by the Municipal Money Market Fund for the same period were exempt from Federal Income Taxes. Additionally, on a tax basis, distributable earnings of $292,780 and $6,100 for the Money Market Fund and the Municipal Money Market Fund, respectively, are undistributed ordinary income.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Funds have an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo, an indirect wholly owned subsidiary of American International Group, Inc. Under the Agreement, SAAMCo provides continuous supervision of the Funds and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited)
        (continued)

   expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee payable to SAAMCo is computed daily and payable monthly, at an annual rate of 0.50% on the first $600 million of daily net assets, 0.45% on the next $900 million of net assets and 0.40% on net assets over $1.5 billion for the Money Market Fund and 0.35% of average daily net assets of the Municipal Money Market Fund. Prior to November 16, 2001, American General Asset Management Corp., Inc. (AGAM) was the advisor for the Municipal Money Market Fund.

   The Municipal Money Market Fund is sub-advised by AIG Global Investment Corp. (AIGGIC). AIGGIC is an indirect wholly-owned subsidiary of AIG and receives fees at a rate of 0.25% of the Fund's first $200 million of net assets and 0.15% on net assets over $200 million.

   The Funds have a distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Advisor. The Funds have adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Funds have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan," and the "Class II Plan." In adopting the Class A plan, the Class B Plan and the Class II plan, the directors determined that there was a reasonable likelihood that each such Plan would benefit the Funds and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class II shares will not be used to subsidize the sale of Class A shares.

   Under the Class B Plan and the Class II Plan the Distributor receives payments from the Funds at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class II shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class II Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Funds may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited)
        (continued)


   SACS receives sales charges on the Funds' Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. For the six months ended June 30, 2002, SACS received sales charges from Money Market Fund in the amount of $34,967 with $20,309 and $14,658 paid to affiliated and non-affiliated broker-dealers, respectively. In addition, SACS received sales charges from Municipal Money Market Fund in the amount of $175 with $115 and $60 paid to affiliated and non-affiliated broker-dealers, respectively.

   SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Funds' Class A, Class B and Class II shares. The Funds' Class A contingent deferred sales charges are the result of purchases in excess of $1,000,000 into Class A of another fund in the SunAmerica Family of Mutual Funds and a subsequent exchange into the Funds, that was then redeemed within two years after the original purchase of such shares. For the six months ended June 30, 2002, SACS advised the Funds that it received $222,850, $29,343 and $27 from Money Market Fund Class B, Money Market Fund Class II and Municipal Money Market Fund Class II, respectively. SACS did not receive contingent deferred sales charges during the six month period ended June 30, 2002 on Class A of Money Market Fund and Municipal Money Market Fund.

   The Funds entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to its shareholders. The Service Agreement permits the Funds to reimburse SAFS for the costs incurred in providing such services, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Directors. For the six months ended June 30, 2002 the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                          Payable at
                                               Expenses  June 30, 2002
                                              ---------- -------------
         Money Market Fund Class A........... $1,189,469   $195,440
         Money Market Fund Class B...........     53,975      9,206
         Money Market Fund Class II..........     32,541      4,993
         Money Market Fund Class I...........      9,542      1,495
         Municipal Money Market Fund Class A.      4,130        687
         Municipal Money Market Fund Class B.      2,876        486
         Municipal Money Market Fund Class II        196         32

   Prior to November 16, 2001, American General Fund Distributors ("AGFD") served as principle underwriter and distributor for the Municipal Money Market Fund.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited)
        (continued)

   At June 30, 2002, the Variable Annuity and Life Insurance Company, an indirect wholly-owned subsidiary of American International Group, Inc., owned 62% and 90% of the outstanding shares of Municipal Money Market Fund Class A and Municipal Money Market Fund Class B, respectively. RBC Dain Rauscher owned 34% of the outstanding shares of the Municipal Money Market Fund Class II.

Note 4. Affiliate Transactions

   On January 17, 2001, Pacific Gas & Electric Corp. defaulted on the payment of the maturity proceeds for its Commercial Paper due that date. The SunAmerica Money Market Fund held $10 million face amount of this paper. SAAMCo, the Fund's advisor, purchased the paper from the Fund for $10,000,000 and received no shares of the Fund or other consideration in exchange for purchasing the paper. As a result, there was no impact to the shareholders. The Commercial Paper was valued at approximately $7,700,000 at the time of the purchase and would have resulted in a loss of $2,300,000 to the Fund if sold in the open market.

Note 5. Capital Activity

                                                                     Money Market Fund
                   --------------------------------------------------------------------------------------------
                                Class A                          Class B                     Class II
                   ---------------------------------  ----------------------------  --------------------------


                     For the six         For the       For the six      For the     For the six     For the
                     months ended       year ended     months ended    year ended   months ended   year ended
                       June 30,        December 31,      June 30,     December 31,    June 30,    December 31,
                         2002              2001            2002           2001          2002          2001
                   ----------------  ---------------  -------------  -------------  ------------  ------------
Shares sold.......  $ 1,773,596,444  $ 3,956,028,889   $ 38,348,157  $ 120,888,215  $ 31,126,020  $ 96,395,037
Shares issued in
 fund merger......               --       24,888,390             --     10,766,241            --     8,395,965
Reinvested
 dividends........        6,389,367       33,453,268         95,122        775,491        57,540       348,166
Shares redeemed...   (1,789,314,173)  (3,898,250,353)   (37,162,203)  (101,455,424)  (37,473,291)  (82,506,738)
                   ----------------  ---------------  -------------  -------------  ------------  ------------
Net increase
 (decrease).......  $    (9,328,362) $   116,120,194   $  1,281,076  $  30,974,523  $ (6,289,731) $ 22,632,430
                   ================  ===============  =============  =============  ============  ============


                            Class I
                   ------------------------
                                  For the
                                period from
                   For the six  November 16
                   months ended      to
                     June 30,   December 31,
                       2002         2001
                   ------------ ------------
Shares sold....... $ 2,169,706   $  780,072
Shares issued in
 fund merger......          --    7,946,402
Reinvested
 dividends........      47,967       15,856
Shares redeemed...  (2,015,169)    (406,636)
                   -----------   ----------
Net increase
 (decrease)....... $   202,504   $8,335,694
                   ===========   ==========


                                                              Municipal Money Market Fund
                   ------------------------------------------------------------------------------------------------------
                                  Class A                                Class B                              Class II
                   -------------------------------------  ------------------------------------  -------------------------
                   For the six  For the two    For the    For the six  For the two    For the   For the six  For the two
                   months ended months ended year ended   months ended months ended  year ended months ended months ended
                     June 30,   December 31, October 31,    June 30,   December 31, October 31,   June 30,   December 31,
                       2002         2001        2001          2002         2001        2001         2002         2001
                   ------------ ------------ -----------  ------------ ------------ ----------- ------------ ------------
Shares sold.......  $ 367,135    $ 147,659   $ 1,111,972    $157,201     $ 13,640    $  62,915    $ 68,403     $ 92,954
Reinvested
 dividends........     20,534        7,951       100,073       4,381        3,453       63,903         283          155
Shares redeemed...   (348,391)    (299,065)   (1,695,937)    (53,326)     (12,089)    (292,798)    (80,072)     (33,668)
                    ---------    ---------   -----------    --------     --------    ---------    --------     --------
Net increase
 (decrease).......  $  39,278    $(143,455)  $  (483,892)   $108,256     $  5,004    $(165,980)   $(11,386)    $ 59,441
                    =========    =========   ===========    ========     ========    =========    ========     ========





                     For the
                   year ended
                   October 31,
                      2001*
                   -----------
Shares sold.......  $ 168,884
Reinvested
 dividends........      2,409
Shares redeemed...   (143,782)
                    ---------
Net increase
 (decrease).......  $  27,511
                    =========

--------
* For the Municipal Money Market Fund, formerly the North American Money Market Fund, the Class C shares were converted to Class II shares on November 16, 2001.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2002 -- (unaudited)
        (continued)


Note 6. Director's Retirement Plan

   The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a person greater than 70 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 2002, the Money Market Fund and Municipal Money Market Fund had accrued $134,853 and $54, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities. For the period ended June 30, 2002, the Money Market Fund and Municipal Money Market Fund expensed $10,236 and $54, respectively, for the Retirement Plan, which is included in Director's fees and expenses on the Statement of Operations.

Note 7. Fund Merger

   On November 16, 2001, the SunAmerica Money Market Fund acquired the assets and liabilities of the North American Funds Money Market Fund in a tax-free exchange approved by the shareholders. Net assets as of the reorganization date were as follows:

Net assets of the SunAmerica Money Market Fund, prior to merger.......... $1,098,110,944
Net assets of the North American Money Market Fund, prior to merger...... $   51,996,998
                                                                          --------------
Aggregate net assets of the SunAmerica Money Market Fund immediately following the acquisition.............................................. $1,150,107,942

   Also on November 16, 2001, the SunAmerica Municipal Money Market Fund, a newly established fund, acquired the assets and liabilities of the North American Municipal Money Market Fund, pursuant to a plan of reorganization approved by the shareholders. The reorganization was accomplished by a tax-free exchange for shares in the SunAmerica Municipal Money Market Fund in an amount equal to the outstanding interests of the the North American Municipal Money Market Fund.

        SunAmerica Money Market Funds
        DIRECTORS INFORMATION -- June 30, 2002 -- (unaudited)

   The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the SunAmerica Mutual Funds complex.

                                                                                          Number of
                                      Term of                                           Portfolios in
                       Position Held Office and                                             Fund
        Name,              With      Length of                Principal                    Complex    Other Directorships
     Address and           Fund         Time              Occupations During              Overseen       Held Outside
    Date of Birth*        Complex      Served                Past 5 years                by Director     Fund Complex
    --------------     ------------- ---------- --------------------------------------- ------------- -------------------
S. James Coppersmith     Director    17         Retired; formerly, President and             42        Board of
DOB: February 21, 1933               years      General Manager, WCVB-TV, a division                   Directors of BJ's
                                                of the Hearst Corp. (1982 to 1994);                    Wholesale Club;
                                                Director/ Trustee of SunAmerica                        Board of
                                                Mutual Funds ("SAMF") and                              Directors of the
                                                Anchor Series Trust ("AST").                           Boston Stock
                                                                                                       Exchange
Dr. Judith L. Craven     Director    less than  Retired Administrator. Director, VALIC       72        Director, Compaq
DOB: October 6, 1945                 1 year     Company II ("VC II"), since 1998;                      Computer
                                                Director, VALIC Company I ("VC I")                     Corporation
                                                since 1998; Director/Trustee of SASFR                  since 1992;
                                                and SAMF. Formerly, Trustee, North                     Director, A.G.
                                                American Funds (2000 to 2001).                         Belo Corporation,
                                                Formerly, Director, CypressTree Senior                 a media
                                                Floating Rate Fund, Inc. (2000 to                      company since
                                                2001); Formerly, Director, USLIFE                      1992; Director,
                                                Income Fund, Inc. (1998 to 2001);                      SYSCO
                                                Formerly, President, United Way of the                 Corporation, a
                                                Texas Gulf Coast, a not for profit                     food marketing
                                                organization (1992 to 1998); Formerly,                 and distribution
                                                Director, Houston Branch of the Federal                company since
                                                Reserve Bank of Dallas (1992 to 2000);                 1996; Director,
                                                Formerly, Board Member, Sisters of                     Luby's Inc., a
                                                Charity of the Incarnate Word (1996 to                 restaurant chain
                                                1999).                                                 since1998;
                                                                                                       Director,
                                                                                                       University of
                                                                                                       Texas Board of
                                                                                                       Regents since
                                                                                                       2001
William F. Devin,        Director    less than  Member of the Board of Governors,            72        None
DOB: December 30, 1938               1 year     Boston Stock Exchange since 1985.
                                                Formerly, Executive Vice President of
                                                Fidelity Capital Markets, a division of
                                                National Financial Services Corporation
                                                (1966-1996); Formerly Director,
                                                CypressTree Senior Floating Rate
                                                Fund, Inc. (1997 to 2001). Formerly,
                                                Trustee, North American Funds (1997
                                                to 2001) Director/Trustee of SAMF;
                                                SASFR; VCI and VCII.

        SunAmerica Money Market Funds
        DIRECTORS INFORMATION -- June 30, 2002 -- (unaudited) (continued)

                                                                                            Number of
                                     Term of                                              Portfolios in
                      Position Held Office and                                                Fund
       Name,              With      Length of                  Principal                     Complex    Other Directorships
    Address and           Fund         Time                Occupations During               Overseen       Held Outside
   Date of Birth*        Complex      Served                  Past 5 years                 by Director     Fund Complex
   --------------     ------------- ---------- ------------------------------------------ ------------- -------------------
Samuel M. Eisenstat     Chairman      16       Attorney, solo practitioner; Chairman of        43        Director of North
DOB: March 7, 1940      of the        years    the Boards of Directors/Trustees of                       European Oil
                        Board                  SAMF, AST and SunAmerica Senior                           Royal Trust
                                               Floating Rate Fund ("SASRF")
Stephen J. Gutman       Director      17       Partner and Managing Member of B.B.             43        None
DOB: May 10, 1943                     years    Associates LLC (menswear specialty
                                               retailing and other activities) since June
                                               1988; Director/Trustee of SAMF,
                                               AST and SASRF.
Peter A. Harbeck        Director      7        Director and President, SunAmerica,             80        None
DOB: January 23, 1954   and           years    since August 1995; Director, AIG Asset
                        President              Management International, Inc.
                                               ("AIGAMI") since 2000; Managing
                                               Director, John McStay Investment
                                               Counsel, L.P. ("JMIC") since June
                                               1999; Director, SACS, since August
                                               1993; Director and President,
                                               SunAmerica Fund Services, Inc.
                                               ("SAFS"), since 1988; President,
                                               SAMF, AST and SASRF; Director/
                                               Trustee, VALIC Company I & II, since
                                               July 2001.
Sebastiano Sterpa       Director      10       Founder and Chairman of the Board of            34        Director, Real
DOB: July 18, 1929                    years    the Sterpa Group (real estate) since                      Estate Business
                                               1962; Director/ Trustee of SAMF.                          Service and
                                                                                                         Countrywide
                                                                                                         Financial

--------
   * The business address for each Director is The SunAmerica Center, 733 Third Avenue, 3rd floor, New York, NY 10017-3204.

   Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800)858-8850.

        SunAmerica Money Market Funds
==========================================

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-654-4760.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                             AIG SunAmerica Mutual Funds
                             thanks you for your continued support.

[LOGO] AIG SunAmerica
        Mutual Funds

            The SunAmerica Center
            733 Third Avenue
            New York, NY 10017-3204

Directors                                  Investment Adviser        This report is submitted
  S. James Coppersmith                      SunAmerica Asset         solely for the  general
  Dr. Judith L. Craven                        Management Corp.       information of
  William F. Devin                          The SunAmerica Center    shareholders of the
  Samuel  M. Eisenstat                      733 Third Avenue         Fund. Distribution of
  Stephen J. Gutman                         New York, NY 10017-3204  this report to  persons
  Peter A. Harbeck                                                   other than shareholders
  Sebastiano Sterpa                        Distributor               of the  Fund is
                                            SunAmerica Capital       authorized only in
Officers                                      Services, Inc.         connection  with a
  Peter A. Harbeck, President               The SunAmerica Center    currently effective
  Donna M. Handel, Treasurer                733 Third Avenue         prospectus,  setting
  Robert M. Zakem, Secretary                New York, NY 10017-3204  forth details of the
  Gregory R. Kingston, Vice President                                Fund, which  must
   and Assistant Treasurer                 Shareholder Servicing     precede or accompany
  Michael Cheah, Vice President            Agent                     this report.
  J. Steven Neamtz, Vice President          SunAmerica Fund
  Brian Wiese, Vice President                 Services, Inc.         The accompanying report
  Peter E. Pisapia, Vice President          The SunAmerica Center    has not been examined by
   and Assistant Secretary                  733 Third Avenue         independent accountants
  Abbe P. Stein, Vice President             New York, NY 10017-3204  and accordingly no
   and Assistant Secretary                                           opinion has been
  Julie A. Stamm, Assistant Secretary      Custodian and Transfer    expressed thereon.
  Laura E. Filippone, Assistant Treasurer  Agent
  Donald H. Guire, Assistant Treasurer      State Street Bank and
                                              Trust Company
                                            P.O. Box 419572
                                            Kansas City, MO
                                              64141-6572

Distributed by:
SunAmerica Capital Services, Inc.
MMSAN 06/02